Business Segment Information	12 Months Ended
Dec. 31, 2011
Business Segments
Business Segment Information

Note 3.       Business Segment and Geographical Information

       During the third quarter of 2011, the company established a new financial reporting segment, called Specialty Diagnostics, following the acquisition of Phadia (see Note 2). In addition, the company transferred management responsibility and the related financial reporting and monitoring for a product line between segments. The company has historically moved a product line between segments when a shift in strategic focus of either the product line or a segment more closely aligns the product line with a segment different than that in which it had previously been reported. Prior period segment information has been reclassified to reflect this transfer and the new segment reporting.

       The company's continuing operations fall into three business segments as follows:

       Analytical Technologies: provides a broad offering of instruments, reagents, consumables, software and services that are used for a range of applications in the laboratory, on the production line and in the field. These products are used by customers in all four of the company's key end markets: healthcare and diagnostics; pharmaceutical and biotechnology; academic and government; and industrial and applied.

       Specialty Diagnostics: provides a wide range of diagnostic test kits, reagents, culture media, instruments and associated products used to increase the speed and accuracy of diagnoses. These products are used by customers in healthcare, clinical, pharmaceutical, industrial and food safety laboratories.

       Laboratory Products and Services: provides virtually everything needed for the laboratory, including a combination of self-manufactured and sourced products and an extensive service offering. These products and services are used by customers in pharmaceutical, biotechnology, academic, government and other research and industrial markets, as well as the clinical laboratory.

       The company's management evaluates segment operating performance based on operating income before certain charges/credits to cost of revenues and selling, general and administrative expenses, principally associated with acquisition accounting; restructuring and other costs/income including costs arising from facility consolidations such as severance and abandoned lease expense and gains and losses from the sale of real estate and product lines; and amortization of acquisition-related intangible assets. The company uses this measure because it helps management understand and evaluate the segments' core operating results and facilitates comparison of performance for determining compensation.

Business Segment Information

(In millions)	2011	2010	2009

Revenues
Analytical Technologies	$3,845.4	$3,238.2	$2,918.8
Specialty Diagnostics	2,469.9	2,149.0	2,150.4
Laboratory Products and Services	5,762.9	5,473.0	5,073.7
Eliminations	(519.4)	(467.1)	(401.9)

Consolidated revenues	11,558.8	10,393.1	9,741.0

Segment Income
Analytical Technologies (a)	720.0	550.1	456.9
Specialty Diagnostics (a)	598.4	487.9	457.7
Laboratory Products and Services (a)	810.9	781.2	708.7

Subtotal reportable segments (a)	2,129.3	1,819.2	1,623.3

Cost of revenues charges	(72.6)	(13.2)	(6.7)
Selling, general and administrative charges, net	(61.5)	(3.0)	(1.5)
Restructuring and other costs, net	(96.5)	(60.2)	(58.9)
Amortization of acquisition-related intangible assets	(647.9)	(554.7)	(579.9)

Consolidated operating income	1,250.8	1,188.1	976.3
Other expense, net (b)	(118.0)	(100.4)	(122.5)

Income from continuing operations before provision for income taxes	$1,132.8	$1,087.7	$853.8

Depreciation
Analytical Technologies	$61.0	$54.6	$54.2
Specialty Diagnostics	50.1	37.3	33.5
Laboratory Products and Services	100.6	93.1	91.7

Consolidated depreciation	$211.7	$185.0	$179.4

(a)	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)	The company does not allocate other expense, net to its segments.

(In millions)	2011	2010	2009

Total Assets
Analytical Technologies	$6,262.8	$4,266.4	$3,731.5
Specialty Diagnostics	8,319.6	4,575.9	4,827.3
Laboratory Products and Services	10,713.9	10,768.1	10,797.1
Corporate/Other (c)	1,537.4	1,739.0	2,269.1

Consolidated total assets	$26,833.7	$21,349.4	$21,625.0

Capital Expenditures
Analytical Technologies	$71.3	$45.6	$36.6
Specialty Diagnostics	63.2	51.0	47.2
Laboratory Products and Services	113.9	123.4	81.7
Corporate/Other	12.5	25.4	32.0

Consolidated capital expenditures	$260.9	$245.4	$197.5

(c)	Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices and assets of the discontinued operations.

Geographical Information

(In millions)	2011	2010	2009

Revenues (d)
United States	$6,023.9	$5,806.8	$5,528.5
Germany	698.3	592.9	541.3
China	559.6	405.3	352.7
United Kingdom	472.3	409.6	418.6
Other	3,804.7	3,178.5	2,899.9

	$11,558.8	$10,393.1	$9,741.0

Long-lived Assets (e)
United States	$797.9	$708.5	$673.6
Germany	158.6	121.7	127.9
United Kingdom	209.2	170.4	158.2
Other	445.6	319.3	292.8

	$1,611.3	$1,319.9	$1,252.5

(d)	Revenues are attributed to countries based on customer location.
(e)	Includes property, plant and equipment, net.